Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 13,181	$ 14,759
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	6,721	5,668
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 6,460	$ 9,091